Equity Method Investments (Schedule Of Losses On Equity Method Investments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Equity Method Investments [Line Items]
Carrying amount, beginning balance	$ 209.0	$ 235.0
Net loss on equity method investments	(81.8)	(26.0)
Additions	548.6
Carrying amount, ending balance	675.8	209.0
Janssen AI [Member]
Schedule of Equity Method Investments [Line Items]
Carrying amount, beginning balance	209.0	235.0
Net loss on equity method investments	(78.4)	(26.0)
Carrying amount, ending balance	130.6	209.0	235.0
Proteostasis [Member]
Schedule of Equity Method Investments [Line Items]
Net loss on equity method investments	(2.7)
Additions	20.0
Carrying amount, ending balance	17.3
Alkermes Plc [Member]
Schedule of Equity Method Investments [Line Items]
Net loss on equity method investments	(0.7)
Additions	528.6
Carrying amount, ending balance	$ 527.9